Submission	Mar. 05, 2026
Submission [Line Items]
Central Index Key	0001813322
Registrant Name	Cox Capital Partners Special Situations Fund, L.P.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A